Long-Term Investments - Schedule of Long-Term Investments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Equity method investments:
Sub total	$ 4,342,117	$ 4,279,699
Less: impairment	(2,334,160)	(2,399,713)
Total	2,007,957	1,879,986
Shidong (Suzhou) Investment Co., Ltd. (“Suzhou Investment”) [Member]
Equity method investments:
Sub total	37,076	36,967
Shenzhen Jiazhong Creative Capital LLP (“Jiazhong”) [Member]
Equity method investments:
Sub total	1,902,381	1,772,594
Beijing Jinshuibanlv Technology Co., Ltd. (“Jinshuibanlv”) [Member]
Equity method investments:
Sub total	1,095,996	1,126,776
Hangzhou Zhongfei Aerospace Health Management Co., Ltd. (“Zhongfei”) [Member]
Equity method investments:
Sub total	410,998	422,541
Shanghai Zhongren Yinzhirun Investment Management Partnership (“Yinzhirun”) [Member]
Equity method investments:
Sub total	273,999	281,694
Jiangxi Cheyi Tongcheng Car Networking Tech Co., Ltd.(“Cheyi”) [Member]
Equity method investments:
Sub total	217,517	223,626
Chengdu Wanchang Enterprise Management Consulting Partnership (Limited Partnership) (“Wanchang”) [Member]
Equity method investments:
Sub total	68,500	70,424
Shanghai Outu Home Furnishings Co., Ltd. (“Outu”) [Member]
Equity method investments:
Sub total	68,500	70,424
Zhejiang Qianshier Household Co., Ltd.(“Qianshier”) [Member]
Equity method investments:
Sub total	68,500	70,424
Taizhou Jiamenkou Auto Greengrocer’s Delivery Technology Co., Ltd. (“Jiamenkou”) [Member]
Equity method investments:
Sub total	68,500	70,424
Zhejiang Yueteng Information Technology Co., Ltd. (“Yueteng”) [Member]
Equity method investments:
Sub total	68,500	70,424
Shidong Funeng(Ruzhou) Industry Development Co., Ltd.( “Funeng”) [Member]
Equity method investments:
Sub total	36,990	38,029
Dongguan Zhiduocheng Car Service Co., Ltd. (“Car Service”) [Member]
Equity method investments:
Sub total	$ 24,660	$ 25,352